Segment and geographic information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment and geographic information	Segment and geographic information
Revenue attributable to the Company's domicile and other geographic areas based on the location of the buyers was as follows:

	Year Ended December 31,
	2020	2021	2022

United States	$41,439	$61,098	$90,868
Europe	19,998	29,759	38,364
Asia Pacific	16,066	21,560	30,287
United Kingdom	8,802	14,639	19,026
Israel	1,317	2,127	3,129
Other	5,864	8,485	11,560
Total	$93,486	$137,668	$193,234

Long-lived assets (including ROU assets) by geographical areas were as follows:

	December 31,
	2021	2022

Israel	$5,389	$67,772
Other	967	4,874
Total	$6,356	$72,646